FORTIS

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Variable Account D of
     Fortis Benefits Insurance Company
     File No. 33-73986 (Norwest Passage)
     CIK No. 0000826723

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Benefits Insurance Company, on behalf of
Separate Account D, certifies that:

1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-
Effective Amendment No. 4) filed April 28, 1997; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President and Assistant General Counsel


Fortis Benefits Insurance Company
P. O. Box 64271
St. Paul MN 55164
(612) 738-4000
(800) 800-2638